Cover	May 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	000-56508
Entity Registrant Name	ELVICTOR GROUP, INC.
Entity Central Index Key	0001741489
Entity Tax Identification Number	82-3296328
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Vassileos Constantinou 79 Vari
Entity Address, City or Town	Attiki
Entity Address, Country	GR
Entity Address, Postal Zip Code	16672
City Area Code	877
Local Phone Number	374-4196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ELVG
Entity Emerging Growth Company	false